Restructuring and Other Charges - Restructuring Reserve Activity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Restructuring and Related Activities [Abstract]
Balance at January 1			$ 4.7	$ 7.6
Liabilities incurred	$ 5.0	$ 7.1	5.4	10.2
Liabilities paid/settled			(4.8)	(10.1)
Balance at June 30	$ 5.3	$ 7.7	$ 5.3	$ 7.7